Retirement-Related Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Employee contribution to profit sharing and 401 (k) plans, maximum	100.00%
Percentage of participant contribution to be matched towards safe harbor 401(k) plans	6.00%
Vesting percentage of matching contribution for eligible associates	100.00%
Maximum contribution rate of annual eligible earnings to be matched under 401(k) plans	50.00%
Minimum age limit of participant to defer additional earnings in catch-up contributions, years	50
Total Contribution Expense for Defined Contribution and Benefit Plans	$ 1,010	$ 1,036	$ 1,319
Curtailment charge for amendment to ASDA defined benefit plan		70
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments		90
Foreign Member Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Contribution to defined benefit pension plan	26	54	146
United Kingdom | Deferred income taxes and other
Defined Benefit Plan Disclosure [Line Items]
Underfunding of defined benefit pension plans	346	339
Japan | Deferred income taxes and other
Defined Benefit Plan Disclosure [Line Items]
Underfunding of defined benefit pension plans	338	325
Domestic Defined Contribution Pension [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	818	752	1,098
Foreign Defined Contribution Pension [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 166	$ 230	$ 75